SCHEDULE OF STOCKHOLDERS EQUITY (Details) - USD ($)	3 Months Ended					6 Months Ended		12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021		Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, value		$ (4,521,640)			$ (88,435)	$ (16,361,742)	$ (4,521,640)	$ (4,521,640)		$ (88,435)
Common shares issued for services	$ 21,960			$ 23,300	$ 15,000	51,750	430,427	540,136		36,800
Common shares issued for services, shares	200,000	6,500,000		1,250,000	1,500,000
Conversion to common shares							1,564,251	1,564,251
no transactions			$ 36,800				656,250	7,400
no transactions, shares			1,700,000
Ending balance, value	$ (16,361,742)		$ (4,521,640)			(17,977,676)	(15,992,060)	(16,361,742)		(4,521,640)
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares issued for services			$ 1,560,840
Common shares issued for services, shares			100,000,000
Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares issued for services, shares		6,500,000
Conversion to common shares		$ 656,250
Conversion to common shares, shares		10,937,499
Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
no transactions			$ 4,562,062
no transactions, shares			30,000,000
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, value		$ 29			$ 29	$ 8	$ 29	$ 29		$ 29
Beginning balance, shares		164,402,750			34,402,750	30,081,000	164,402,750	164,402,750		34,402,750
Common shares issued for services
Conversion to common shares									[1]
Conversion to common shares, shares							(134,109,750)	(134,109,750)
no transactions
Ending balance, value	$ 8		$ 29			$ 8	$ 8	$ 8		$ 29
Ending balance, shares	30,081,000		164,402,750			30,081,000	30,090,000	30,081,000		164,402,750
Preferred Stock [Member] | Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, value		$ 13,411			$ 3,411		$ 13,411	$ 13,411		$ 3,411
Beginning balance, shares		134,109,750			34,109,750		134,109,750	134,109,750		34,109,750
Common shares issued for services										$ 10,000
Common shares issued for services, shares										100,000,000
Conversion to common shares								$ (13,411)
Conversion to common shares, shares								(134,109,750)
no transactions
no transactions, shares
Ending balance, value			$ 13,411							$ 13,411
Ending balance, shares			134,109,750							134,109,750
Preferred Stock [Member] | Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, value		$ 29			$ 29	$ 8	$ 29	$ 29		$ 29
Beginning balance, shares		293,000			293,000	81,000	293,000	293,000		293,000
Common shares issued for services
Common shares issued for services, shares
Conversion to common shares								$ (21)
Conversion to common shares, shares								(212,000)
no transactions
no transactions, shares
Ending balance, value	$ 8		$ 29			$ 8		$ 8		$ 29
Ending balance, shares	81,000		293,000			81,000		81,000		293,000
Preferred Stock [Member] | Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, value		$ 3,000				$ 3,000	$ 3,000	$ 3,000
Beginning balance, shares		30,000,000				30,000,000	30,000,000	30,000,000
Common shares issued for services										$ 3,000
Common shares issued for services, shares										30,000,000
Conversion to common shares
Conversion to common shares, shares
no transactions
no transactions, shares
Ending balance, value	$ 3,000		$ 3,000			$ 3,000		$ 3,000		$ 3,000
Ending balance, shares	30,000,000		30,000,000			30,000,000		30,000,000		30,000,000
Preferred Stock [Member] | Series A, B and C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, value		$ 16,440			$ 3,440	$ 3,008	$ 16,440	$ 16,440		$ 3,440
Beginning balance, shares		164,402,750			34,402,750	30,081,000	164,402,750	164,402,750		34,402,750
Common shares issued for services										$ 13,000
Common shares issued for services, shares										130,000,000
Conversion to common shares								$ (13,432)
Conversion to common shares, shares								(134,321,750)
no transactions
no transactions, shares
Ending balance, value	$ 3,008		$ 16,440			$ 3,008		$ 3,008		$ 16,440
Ending balance, shares	30,081,000		164,402,750			30,081,000		30,081,000		164,402,750

[1]	Series A and Series C Preferred Stock amounts reflected in mezzanine equity